COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of cost of sales

	Year ended December 31,
	2022	2021	2020

Inventories at the beginning of the year	3,908,305	2,001,781	2,158,298

Plus: Charges for the year
Raw materials and consumables used and other movements	9,773,523	9,835,504	5,359,938
Services and fees	183,003	151,251	112,924
Labor cost	862,593	689,614	546,045
Depreciation of property, plant and equipment	532,160	514,746	527,283
Amortization of intangible assets	43,947	23,519	14,624
Maintenance expenses	612,928	582,633	371,368
Office expenses	10,295	7,741	6,131
Insurance	15,184	12,309	10,641
Change of obsolescence allowance	20,804	3,965	(1,279)
Valuation allowance	15,333	—	—
Recovery from sales of scrap and by-products	(42,000)	(37,597)	(20,892)
Others	21,422	17,909	16,623

Less: Inventories at the end of the year	(3,470,215)	(3,908,305)	(2,001,781)

Cost of Sales	12,487,282	9,895,070	7,099,923